Employee termination benefits	3 Months Ended
Mar. 31, 2020
Mafco Worldwide & Merisant
Restructuring Cost and Reserve [Line Items]
Employee termination benefits

13.  Employee termination benefits

Termination benefits are payable when an employee is involuntarily terminated, or whenever an employee accepts voluntary termination in exchange for termination benefits. One-time involuntary termination benefits are recognized as a liability when the termination plan meets certain criteria and has been communicated to employees. If employees are required to render future service in order to receive these one-time termination benefits, the liability is recognized ratably over the future service period. The Business adopted restructuring plans resulting in employee termination benefits of $0.1 and nil for the three months ended March 31, 2020 and 2019, respectively, which are recorded in restructuring and other non-recurring expenses on the accompanying combined statements of operations. As of March 31, 2020 we have paid $0.1 on employee termination benefits.